Schedule of Earnings from Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	$ (27,735)	$ (71,117)	$ (200,558)	$ (327,542)
HRCFG INVO, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	(18,670)	(54,920)	(154,954)	(313,033)
Positib Fertility S.A. de C.V. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	$ (9,065)	$ (16,197)	$ (45,604)	$ (14,509)